Annual Total Returns- Alger Small Cap Focus Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Small Cap Focus Fund - AC - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.79%)	14.22%	38.63%	2.16%	2.28%	8.48%	29.27%	14.51%	24.52%	53.78%